Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Schedule of future obligations under debt instruments

Future obligations under these debt instruments as of December 31, 2014 are as follows:

		Leasehold
	Capital	Improvement
	Lease	Note	Total
2015	$5	$48	$53
2016	5	48	53
2017	4	19	23
Total minimum lease payments	14	115	129
Less: interest	(1)	(10)	(11)
Present value minimum lease payments	13	105	118
Less: current portion	-	(41)	(41)
Long-term portion of capital lease obligation	$13	$64	$77